Prepayments and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepayments and other receivables
VAT receivables	$ 376	$ 75
Prepayments	1,175	451
Prepayments to clinical research organizations	418	17
Other receivables	2	32
Total receivables	$ 1,971	$ 575